Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	2022	2021
Loss before income taxes	$(11,619,422)	$(13,541,416)
Statutory income tax rate	21.0%	12.2%
Income tax recovery at statutory income tax rate	(2,440,079)	(1,652,053)
Non-deductible expenses	245,566	659
Share-based compensation	—	172,566
Change in the fair value of warrant liability	(4,412,205)	—
Change in the fair value of option liability	—	392,143
Difference in jurisdictional tax rates	(1,549,371)	—
Tax restructuring	693,725	—
Other	(165,724)	(963,566)
Change in valuation allowance	7,412,660	1,922,367
	$(215,428)	$(127,884)

Current tax (recovery) expense	$(215,428)	$575
Deferred tax (recovery) expense	$—	$(128,459)

Schedule of deferred tax assets
	2022	2021
Deferred Tax Assets (Liabilities)
Loss carryforwards	$17,125,566	$1,986,440
Tangible assets	271,227	—
Intangible assets	(1,306,605)	—
Share-based compensation	398,881	—
Other	161,452	(8,969)
Deferred tax assets	16,650,521	1,977,471
Valuation allowance	(16,650,521)	(1,977,471)
Net deferred tax assets/(liability)	$—	$—

Schedule of company’s valuation allowance
2022
Balance, beginning of year	$(1,977,471)
Transaction costs, reverse recapitalization	(7,260,390)
Change in valuation allowance	(7,412,660)
Balance, end of year	$(16,650,521)

Schedule of canadian non-capital losses
2039	$83,738
2041	4,487,358
2042	20,897,617
Indefinite	47,341,455